Taxation (Details 2) ¥ in Millions, $ in Millions		3 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended	69 Months Ended	72 Months Ended
	Sep. 01, 2022	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)
Taxation
Applicable tax rate approved (as a percent)			25.00%	25.00%	25.00%
The Hong Kong profits applicable for the first tier tax rate | $								$ 2
Accrued Withholding Tax Expenses			¥ 2,421
Beijing Jingdong Shangke Information Technology Co., Ltd. | Software enterprise
Taxation
Number of years exempted from income tax			2 years
Beijing Wodong Tianjun Information Technology Co., Ltd. [Member] | Software enterprise
Taxation
Number of years half exempted income tax			3 years
PRC
Taxation
Applicable tax rate approved (as a percent)			25.00%
Percentage of claiming tax deductible for research and development expense (as a percent)						150.00%
Percentage of entitled to claim announced by State Taxation Administration (as a percent)	175.00%	200.00%	200.00%						175.00%
Withholding tax rate on dividend distributed by FIE			10.00%
Maximum rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions			5.00%
Minimum ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong			25.00%
Accrued Withholding Tax Expenses				¥ 367
Undistributed Earnings			¥ 3,200				¥ 3,200		¥ 3,200
Unrecognized deferred tax liabilities of subsidiaries		¥ 4,300		¥ 4,300
PRC | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)			15.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)							15.00%
PRC | Certain enterprises located in applicable PRC regions | Encouraged industry in the Western Regions of China
Taxation
Preferential income tax rate (as a percent)			15.00%
PRC | Beijing Wodong Tianjun Information Technology Co., Ltd. [Member] | Software enterprise
Taxation
Reduction percentage of preferential corporate income tax rate			50.00%
Hong Kong | Profit Above Two Million Hon Kong Dollar [Member]
Taxation
Profit tax rate (as a percent)			16.50%
Hong Kong | Profit Below Two Million Hong kong Dollar [Member]
Taxation
Profit tax rate (as a percent)			8.25%
Singapore
Taxation
Profit tax rate (as a percent)							17.00%